Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Short-Term and Long-Term Debt
14. Short-Term and Long-Term Debt
Short-term debt consists of borrowings from financial institutions, commercial paper and others.
The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2025 and 2026 are as follows:
March 31, 2025

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥181,835	0.7%
Short-term debt outside Japan, mainly from banks	279,631	5.5
Commercial paper outside Japan	7,588	2.9
Secured borrowings on securities lending transactions	80,626	2.3

	¥549,680	3.4

March 31, 2026

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥131,655	1.3%
Short-term debt outside Japan, mainly from banks	329,499	3.9
Commercial paper outside Japan	3,986	2.0
Secured borrowings on securities lending transactions	107,095	2.6

	¥572,235	3.1

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2025 and 2026 are as follows:
March 31, 2025

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2026~2083	¥799,933	1.7%
Floating rate	2026~2077	2,614,936	3.3
Insurance companies and others:
Fixed rate	2026~2083	353,890	0.9
Floating rate	2026~2077	262,346	2.2
Unsecured bonds	2026~2081	1,251,120	2.1
Unsecured notes under medium-term note program	2026~2032	387,316	3.8
Payables under securitized lease receivables	2026~2026	13,565	0.1
Payables under securitized loan receivables and investment in securities	2026~2044	50,012	5.0

		¥5,733,118	2.7

March 31, 2026

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2027~2083	¥878,490	1.9%
Floating rate	2027~2050	2,627,671	3.3
Insurance companies and others:
Fixed rate	2027~2083	346,407	1.1
Floating rate	2027~2038	265,825	2.4
Unsecured bonds	2027~2081	1,358,146	2.8
Unsecured notes under medium-term note program	2027~2032	458,255	3.9
Payables under securitized lease receivables	2027~2028	12,291	0.1
Payables under securitized loan receivables and investment in securities	2027~2044	18,674	2.4

		¥5,965,759	2.8

The repayment schedule for the next five years and thereafter for long-term debt at March 31,
2026
is as follows:

Years ending March 31,	Millions of yen
2027	¥1,032,088
2028	967,289
2029	999,338
2030	808,330
2031	702,692
Thereafter	1,456,022

Total	¥5,965,759

Borrowings
 with fixed rate from banks, insurance companies and others include the amount of ¥
44,000
 million of subordinated syndicated loan (hybrid loan). Out of this amount, ¥
10,000
 million was executed in fiscal 2022, and will mature in fiscal
2082
and may be redeemed after
5
years from the execution. ¥
34,000
 million was executed in fiscal 2023, and will mature in fiscal
2083
and may be redeemed after
5
years from the execution.
Unsecured bonds include the amount of ¥160,000 million of unsecured subordinated bonds with interest payment deferrable clauses and optional early redemption conditions (hybrid bonds). This amount consists of:

•	¥40,000 million issued in fiscal 2020, maturing in fiscal 2080, with optional early redemption on or after March 2030;

•	¥21,000 million issued in fiscal 2021, maturing in fiscal 2081, with optional early redemption on or after March 2031;

•	¥60,000 million issued in fiscal 2025, maturing in fiscal 2060, with optional early redemption on or after March 2030; and

•	¥39,000 million issued in fiscal 2026, maturing in fiscal 2061, with optional early redemption on or after March 2031.
For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are usually made upon maturity of the loan contracts and interest payments are usually paid semi-annually.
During fiscal 2024, 2025 and 2026, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥1,247 million, ¥1,455 million and ¥
1,578
 million, respectively.
Total committed credit lines for the Company and its subsidiaries were ¥795,634 million and ¥
1,034,156
 million at March 31, 2025 and 2026, respectively, and, of these lines, ¥598,079 million and ¥
753,645
 million were
available at March
 31, 2025 and 2026, respectively. Of the available committed credit lines, ¥502,177 million and ¥
639,552
 million were long-term committed credit lines at March 31, 2025 and 2026, respectively.
The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2026:

Millions of yen
Lease payments, loans and investment in operating leases	¥201,058
Investment in securities	228,300
Property under facility operations	313,841
Other assets and other	145,612

¥888,811

As of March 31, 2026, debt liabilities were secured by shares of subsidiaries of ¥
198,764
 million, which were eliminated through consolidation adjustment, and debt liabilities of equity method investees were secured by equity method investments of ¥
149,119
 million. As of March 31, 2026, debt liabilities were secured by loans to subsidiaries, which were eliminated through consolidation adjustment, of ¥
7,922
 million. In addition, ¥
404,097
 million was pledged primarily by investment in securities for collateral deposits and deposits for real estate transaction as of March 31, 2026.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2026.